Skajaquoda Group inc.
1001 Society Drive
Claymont, DE 19703
Tel: (302) 504 4448
Fax: (206) 339 5547

January 31, 2012

Jay Ingram
Legal Branch Chief
U.S. Securities and Exchange Commission
Division of Corporation Finance 100 F Street, N.E.
Washington, D.C. 20549-3561Re:
Skajaquoda Group inc.
Registration Statement on Form S-1 File
No. 333-176727

Dear Mr. Ingram:

Set forth below are the responses of Skajaquoda Group inc., a Delaware corporation ("we" or the "corporation"), to comments received from the staff of the Division of Corporation Finance (the " Staff ") of the U.S. Securities and Exchange Commission (the " Commission ") by letter dated January 30, 2012 with respect to the corporation's Form S-1 initially filed with the Commission on September 8, 2011, File No. 333-176727 (the " Registration Statement "). Concurrently with the submission of this letter, we are refiling through EDGAR Amendment No. 7 to the Registration Statement (" Amendment No. 7 ").

Each response is prefaced by the exact text of the Staff's corresponding comment in bold text. All references to pages numbers and captions in our responses correspond to Amendment No. 7, unless otherwise indicated.

General

1.  Your filing refers to the “Investment Management Company.”   To what entity does that
      term refer?

Response: That refers to Skajaquoda Group inc.

2.  Does Skajaquoda Group Inc.  plan to register itself or the “Investment Management
Company” to the extent this is a different entity an as investment adviser?  If not, please explain.

Response: The “Investment Management Company” refers to Skajaquoda Group inc. which plans to register itself as an Investment Advisor.

3.  It appears from your description of the Skajaquoda Fund 1 that you intend to rely on an exemption from registration under the Investment Company Act of 1940.  Please explain whether, following this offering, the Skajaquoda Fund 1 would be eligible to rely on exemptions from registration (i.e.,  an entity can only rely on Sections 3(c)(1) or (7) if the entity does not engage in a public offering).

Response: Following this offering the Skajaquoda Fund 1 plans to rely on Sections 3(c)(1) of the Investment Company Act of 1940. The Skajaquoda Fund 1 will not engage in public offering and will have fewer than 100 investors.

4.  Does Skajaquoda Group Inc, or a related entity, intend to register as a broker-dealer?  If not, please strike the reference to Section 3(c)(2) from your proposed offering document.

Response: Neither Skajaquoda Group Inc, nor a related entity, intends to register as a broker-dealer. We have removed the reference to section 3(c)(2) from the registration statement.

Thank you for your assistance and suggestions.

Respectfully submitted,

Skajaquoda Group

By: /s/ Einar Agustsson
---------------------------------
Einar Agustsson
Chief Executive Officer